Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended		61 Months Ended	70 Months Ended		1 Months Ended
	Mar. 31, 2014	Sep. 30, 2014 Segment	Sep. 30, 2013	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Feb. 28, 2014
Significant Accounting Policies [Line Items]
Deficit accumulated during the development stage		$ 95,606,000		$ 53,746,000	$ 35,249,000	$ 53,746,000	$ 95,606,000
Working capital				10,300,000		10,300,000
Number of operating segment		1		1
Cash and cash equivalents maturity period		Three months or less		Three months or less
Impairments of long-lived assets		0		0	0	0		0
Reverse stock split		1-for-11.5
Reverse stock split conversation ratio		0.087
Cash and cash equivalents of restricted cash held for credit cards		100,000					100,000
Inception date		Dec. 10, 2008		Dec. 10, 2008
Number of securities issued upon exercise of warrants	158,179
Remeasurement of outstanding warrants	173,910
Warrants to purchase convertible preferred stock, exercise price	$ 5.17
Convertible preferred stock shares automatically converted into common stock	15,876,104
Purchase price of convertible preferred stock		64,793,000	20,165,000	29,956,000	5,765,000	55,320,000	120,113,000
Deemed dividend		(25,559,000)					(25,559,000)
Series D convertible preferred stock [Member]
Significant Accounting Policies [Line Items]
Remeasurement of preferred stock									9,600,000
Series E convertible preferred stock [Member]
Significant Accounting Policies [Line Items]
Convertible preferred stock shares automatically converted into common stock									48,758,857
Convertible preferred stock, Purchase price									$ 1.128
Purchase price of convertible preferred stock									55,000,000
Number of common stock automatically converted from convertible preferred stock upon completion of the Company's IPO									4,239,984
Deemed dividend									25,600,000
IPO [Member]
Significant Accounting Policies [Line Items]
Warrants to purchase convertible preferred stock, exercise price	$ 21.00
Remeasurement [Member]
Significant Accounting Policies [Line Items]
Expense related to change in fair value	2,300,000
Reclassified to additional paid in capital	$ 2,800,000
Minimum [Member]
Significant Accounting Policies [Line Items]
Property and equipment estimated useful lives		3 years		3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Property and equipment estimated useful lives		5 years		5 years
Percentage for the amount of benefit realized upon ultimate settlement		50.00%		50.00%